UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22867

Cohen & Steers MLP & Energy Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

February 28, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCK 95.5%
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES
COMPRESSION 0.3%
USA Compression Partners, LP	753	$20,602
		20,602
CRUDE/REFINED PRODUCTS 24.0%
Enbridge Energy Management, LLC(a)	5,729	153,263
Enbridge Inc. (Canada)	5,769	243,827
Gibson Energy Inc.	4,735	115,371
Inter Pipeline LTD.	7,657	207,105
Magellan Midstream Partners, LP	3,600	243,612
Nustar Energy L.P.	650	32,448
Nustar GP Holdings, LLC	1,110	33,344
Plains GP Holdings, L.P.	11,857	331,996
Rose Rock Midstream, LP	819	31,875
SemGroup Corporation	3,355	225,859
Tesoro Logistics LP	1,231	74,106
		1,692,806
DIVERSIFIED MIDSTREAM 25.7%
Altagas LTD (Canada)	4,805	184,380
Energy Transfer Equity, LP	5,222	227,940
Enterprise Products Partners LP	3,218	215,960
Kinder Morgan Inc.	3,481	110,870
Kinder Morgan Management, LLC(a)	1,701	118,717
Martin Midstream Partners, L.P.	747	31,426
NGL Energy Partners LP	1,940	70,344
Oneok, Inc.	2,548	150,689
Pembina Pipeline Corporation (Canada)	3,580	129,033
Spectra Energy Corp	6,258	233,298
Williams Companies, Inc.	8,200	338,660
		1,811,317
DIVERSIFIED UTILITIES 10.4%
Centerpoint Energy, Inc.	7,975	188,609
Dominion Resources, Inc.	2,349	163,021
Nisource Inc.	2,881	100,316
One Gas Inc.	637	21,645
Sempra Energy	2,740	258,848
		732,439
EXPLORATION & PRODUCTION 0.5%
Linn Co LLC	1,054	32,136
		32,136
GATHERING & PROCESSING 14.0%
Access Midstream Partners LP	2,349	132,601
Crosstex Energy, LP	2,317	71,572
DCP Midstream Partners, LP	3,341	163,041
EQT Midstream Partners, LP	1,100	72,501
Keyera Corp.	1,538	92,769
MarkWest Energy Partners, LP	2,650	169,203
Midcoast Energy Partners	2,518	51,518
Tallgrass Energy Partners, LP	1,732	54,264
Targa Resources Corp.	1,827	176,781
		984,250
MARINE SHIPPING/OFFSHORE 12.0%
Dynagas LNG Partners LP	2,976	64,907
Golar LNG LTD. (Bermuda)	1,766	64,636
Golar LNG Partners LP (Marshall Islands)	3,175	95,917
KNOT Offshore Partners LP (Marshall Islands)	3,124	89,659
Seadrill Partners LLC	5,060	158,935
Teekay Offshore Partners LP (Marshall Islands)	4,025	131,859
Teekay Shipping Corp (Marshall Islands)	4,070	243,182
		849,095
NATURAL GAS PIPELINES 4.1%
APA Group (Australia)	22,660	135,074
CorEnergy Infrastructure Trust, Inc.	5,373	35,193
TransCanada Corporation (Canada)	2,739	120,563
		290,830
RENEWABLE ENERGY 2.1%
NRG Yield, Inc.	1,518	57,957
Pattern Energy Group Inc.	2,141	58,663
TransAlta Renewables Inc.	3,046	30,809
		147,429

OTHER 2.4%
Cheniere Energy, Inc.		1,459	72,118
Cheniere Energy Partners LP Holdings, LLC		1,600	31,600
Westshore Terminals Investment Corp.		1,862	63,462
			167,180
TOTAL COMMON STOCK (Identified cost - $6,319,607)			6,728,084
ASSETS IN EXCESS OF OTHER LIABILITIES	4.5%		315,749
NET ASSETS	100.0%		$7,043,833

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Distributions are paid-in-kind.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1.  Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•            Level 1—quoted prices in active markets for identical investments

•            Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•            Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of February 28, 2014.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Instruments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock — Master Limited Partnerships and Related Companies:	$6,728,084	$6,728,084	$—	$—
Total Investments(a)	$6,728,084	$6,728,084	$—	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Income Tax Information

As of February 28, 2014, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost of Investments	$6,319,607
Gross unrealized appreciation	$482,479
Gross unrealized depreciation	(74,002)
Net unrealized appreciation (depreciation)	$408,477

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: April 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin	Name:	James Giallanza
	Title: President and Principal	Title:	Treasurer and Principal
	Executive Officer		Financial Officer

Date: April 23, 2014